UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08741
Merrimac Series
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Susan C. Mosher, Secretary of the Merrimac Series Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code:		(888) 637-7622

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2005 is filed herewith.

Merrimac Series (Unaudited)

The funds in the Merrimac Series are organized in a “master-feeder” structure under which each fund invests all of its investable assets in a corresponding series of the Merrimac Master Portfolio which has substantially the same investment objectives and policies.  The following summarizes the component entities:

		Percent of Master Portfolio Interests
		Owned by Feeder Fund as of
Feeder Fund	Master Portfolio	September 30, 2005
Cash Series	Cash Portfolio	61.96%
Prime Series	Prime Portfolio	99.99%
Treasury Series	Treasury Portfolio	99.99%
Treasury Plus Series	Treasury Plus Portfolio	13.99%
U.S. Government Series	U.S. Government Portfolio	99.99%
Municipal Series	Municipal Portfolio	99.99%

The Schedule of Investments for each portfolio is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Commercial Paper – 26.6%
Amstel Funding Corporation	3.87%	12/27/05	$10,000,000	$9,907,683
Atlantic Asset Securitization Corporation	3.75	10/05/05	30,000,000	29,987,500
Bank of Ireland	3.93	01/17/06	15,000,000	14,825,175
Banque Generale Du Luxembourg	3.74	11/09/05	17,500,000	17,429,664
Barclays U.S. Funding LLC	3.76	11/17/05	20,000,000	19,902,866
Beta Finance, Inc.	3.46	10/03/05	35,000,000	34,993,332
Caisse Nationale des Caisses d’Epargne	3.31	10/06/05	45,000,000	44,979,592
CIT Group, Inc.	3.99	02/06/06	26,000,000	25,638,542
CRC Funding LLC	3.63	10/14/05	20,000,000	19,973,928
Depfa Bank PLC	3.97	02/27/06	25,000,000	24,596,976
Dexia Delaware LLC	3.47	10/04/05	30,000,000	29,991,412
Eiffel Funding LLC	3.71	10/25/05	10,000,000	9,975,400
Grampian Funding Ltd	4.05	03/22/06	25,000,000	24,525,806
Ivory Funding Corporation	3.70	11/21/05	5,446,000	5,417,840
	3.89	12/20/05	9,692,000	9,609,080
Nationwide Building Society	3.59	10/14/05	15,000,000	14,980,716
Old Line Funding Corporation	3.80	11/07/05	20,000,000	19,922,300
Picaros Funding LLC	3.51	10/06/05	25,000,000	24,987,916
Sheffield Receivables Corporation	3.68	10/11/05	15,000,000	14,984,708
Tango Finance Corporation	3.52	11/02/05	23,750,000	23,676,534
UBS Finance	3.80	10/06/05	25,000,000	24,986,806
	4.05	02/27/06	25,000,000	24,588,180
Yorktown Capital LLC	3.80	10/06/05	40,000,000	39,978,888
				509,860,844

Variable Rate Notes (*) – 37.8%
Bank of America Corporation	3.71	10/03/05	35,000,000	35,000,000
Bank One NA	3.46	10/17/05	21,500,000	21,515,998
Bear Stearns – EMC Mortgage Corporation	4.09	10/03/05	40,000,000	40,000,000
Bear Stearns Companies, Inc.	3.56	10/05/05	15,000,000	15,000,000
Beta Finance, Inc.	3.76	10/03/05	15,000,000	15,000,009
Canadian Imperial Bank of Commerce NY	3.57	10/04/05	10,000,000	9,998,255
	3.76	10/15/05	18,000,000	18,009,754
CIT Group, Inc.	3.57 - 3.58	10/19/05	27,225,000	27,241,028
Citigroup, Inc.	3.90	12/29/05	15,000,000	15,003,130
Credit Suisse First Boston USA, Inc.	3.57	10/06/05	55,000,000	55,000,997
First Tennessee Bank	3.72	11/14/05	15,000,000	15,000,000
General Electric Capital Corporation	3.62	11/03/05	20,000,000	20,016,152
Goldman Sachs Group, Inc., Promissory Note(+)	3.97	10/03/05	60,000,000	60,000,000
K2 (USA) LLC	3.83	10/03/05	5,000,000	4,999,978
	3.65	10/11/05	10,000,000	9,999,644
	3.78	12/15/05	15,000,000	14,999,306
Links Securities LLC	3.54	10/05/05	55,000,000	54,991,592
Merrill Lynch & Co., Inc.	3.98	12/19/05	19,600,000	19,634,824
Morgan Stanley, Dean Witter & Co.	3.75	10/03/05	50,000,000	50,000,000
Natexis Banques Populaire	3.78	10/13/05	20,000,000	20,000,000
Royal Bank of Canada	3.42	10/10/05	14,000,000	14,000,000
Sigma Finance Corporation	3.49	10/17/05	20,000,000	20,003,618
	3.96	02/16/06	25,000,000	24,999,050
Tango Finance Corporation	3.82	10/03/05	28,000,000	27,999,058
Wells Fargo Financial	3.64	10/17/05	25,000,000	25,006,234
Westpac Banking Corporation	3.63	12/12/05	50,000,000	50,000,000
White Pine Finance LLC	3.55	10/03/05	39,400,000	39,395,468
				722,814,095

1

Corporate Debt – 3.7%
BMW US Capital LLC	3.82%	06/07/06	$9,000,000	$9,019,746
Caterpillar Finance Services Corporation	3.77	05/01/06	5,576,000	5,644,982
Citigroup Global Market Holdings	3.66	03/15/06	10,040,000	10,138,580
General Electric Capital Corporation	3.68	03/30/06	16,000,000	16,128,950
Household Finance Corporation	3.55 - 3.67	01/24/06	19,500,000	19,674,160
Merrill Lynch & Co., Inc.	3.76	05/16/06	10,000,000	10,145,043
				70,751,461

U.S. Government Agency Fixed Rate Obligations – 2.3%
Federal Home Loan Bank	4.11	02/15/06	3,395,000	3,410,448
Federal Home Loan Bank	3.98	09/15/06	15,000,000	14,882,528
Federal Home Loan Mortgage Corporation	3.65	02/15/06	10,000,000	9,935,439
Federal National Mortgage Association	3.82	12/01/05	15,000,000	14,903,925
				43,132,340

Certificates Of Deposit – 6.8%
Barclays Bank PLC NY	3.37	11/09/05	30,000,000	30,000,160
BNP Paribas London	3.98	02/15/06	15,000,000	15,000,000
Citibank	3.78	11/23/05	20,000,000	20,000,000
Royal Bank of Scotland	4.31	09/29/06	20,000,000	20,000,000
Svenska Handelsbanken NY	3.70	12/06/05	25,000,000	25,000,000
Toronto Dominion Bank	3.57	02/10/06	10,000,000	10,000,179
	3.58	02/17/06	10,000,000	10,000,188
				130,000,527

Time Deposits – 16.6%
Amsouth Bank	3.88	10/03/05	50,000,000	50,000,000
Branch Banking & Trust	3.88	10/03/05	40,000,000	40,000,000
Chase Manhattan Bank	3.88	10/03/05	28,000,000	28,000,000
KeyBank	3.88	10/03/05	50,000,000	50,000,000
Marshall & Ilsley Bank	3.91	10/03/05	50,000,000	50,000,000
National City Bank	3.88	10/03/05	50,000,000	50,000,000
Suntrust Bank	3.88	10/03/05	50,000,000	50,000,000
				318,000,000

Asset Backed Securities – 0.8%
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	3.57	10/12/05	15,151,305	15,151,305

2

Repurchase Agreements – 5.2%
Bear Stearns Repurchase Agreement, dated 09/30/05, with a maturity value of $100,062,500, collateralized by U.S. Government Agency Obligations with rates of 0.00% and maturities ranging from 01/01/29 to 08/01/35, with an aggregate market value of $102,000,495	3.75%	10/06/05	$100,000,000	$100,000,000

Total Investments, at Amortized Cost – 99.8%				1,909,710,572

Other assets and liabilities, net – 0.2%				4,403,441

Net Assets – 100.0%				$1,914,114,013

Notes to Schedule of Investments:

(*)  Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(+)  Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

3

Merrimac Prime Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Commercial Paper – 57.6%
Amstel Funding Corporation	3.88%	01/03/06	$5,500,000	$5,445,140
Amsterdam Funding Corporation	3.67	10/25/05	6,000,000	5,985,400
Barclays U.S. Funding LLC	3.78	10/26/05	6,000,000	5,984,292
Blue Ridge Asset Funding Corporation	3.76	10/18/05	6,000,000	5,989,375
Charta LLC	3.81	11/08/05	6,000,000	5,975,996
CRC Funding LLC	3.45	10/06/05	5,000,000	4,997,625
Danske Corporation	3.97	01/17/06	5,300,000	5,237,592
Depfa Bank PLC	3.54	10/12/05	5,500,000	5,494,110
Dexia Delaware LLC	3.47	10/04/05	5,000,000	4,998,568
Edison Asset Securitization	3.85	11/28/05	5,000,000	4,969,228
Eiffel Funding LLC	3.65	10/04/05	5,000,000	4,998,488
Grampian Funding Ltd.	4.09	03/22/06	6,000,000	5,885,046
Ivory Funding Corporation	3.75	11/15/05	2,500,000	2,488,375
	3.70	11/21/05	3,000,000	2,984,488
Links Securities LLC	3.78	11/22/05	5,000,000	4,972,988
Morgan Stanley, Dean Witter & Co.	3.81	10/24/05	4,250,000	4,239,682
Old Line Funding Corporation	3.66	10/17/05	5,691,000	5,681,793
Park Avenue Receivables Corporation	3.63	10/03/05	3,000,000	2,999,397
Sheffield Receivables Corporation	3.68	10/11/05	3,750,000	3,746,177
Sigma Finance Corporation	3.81	12/01/05	3,500,000	3,477,642
Tango Finance Corporation	3.58	10/21/05	4,500,000	4,491,125
Thunder Bay Funding LLC	3.64	10/11/05	5,000,000	4,994,958
UBS Finance	3.50	10/14/05	4,104,000	4,098,858
Westpac Banking Corporation	3.89	02/10/06	6,000,000	5,915,960
				116,052,303

Variable Rate Notes (*) – 31.8%
American Honda Finance Corporation	3.74	11/21/05	4,000,000	4,001,290
Bank of America Corporation	3.71	10/03/05	4,500,000	4,500,000
Beta Finance, Inc.	3.70	10/17/05	5,000,000	5,000,859
Canadian Imperial Bank of Commerce NY	3.76	10/15/05	5,000,000	5,002,710
	3.79	11/28/05	1,300,000	1,299,931
Citigroup Commercial Credit	3.76	11/21/05	3,050,000	3,052,956
Credit Suisse First Boston USA, Inc.	3.70	11/10/05	4,000,000	4,000,807
General Electric Capital Corporation	1.14	10/17/05	5,400,000	5,401,109
Goldman Sachs Group, Inc., Promissory Note(+)	3.97	10/03/05	5,000,000	5,000,000
HBOS Treasury Services PLC	3.88 - 3.93	12/30/05	4,000,000	4,001,430
K2 (USA) LLC	3.65	10/17/05	5,000,000	5,000,463
Nationwide Building Society	3.27	12/28/05	2,500,000	2,499,893
Royal Bank of Canada	3.22	10/10/05	1,000,000	1,000,000
Sigma Finance Corporation	3.65	10/17/05	2,290,000	2,289,854
Toyota Motor Credit Corporation	3.73	10/18/05	6,000,000	5,999,761
Wells Fargo Financial	3.74	12/05/05	6,000,000	6,003,257
				64,054,320

Corporate Debt – 3.2%
Citigroup Global Market Holdings	3.94	03/15/06	1,500,000	1,512,798
US Bancorp	3.94	03/30/06	5,000,000	4,970,828
				6,483,626

1

Certificates Of Deposit – 2.5%
BNP Paribas London	3.98%	02/15/06	$5,000,000	$5,000,000

Asset Backed Securities – 1.8%
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	3.57	10/12/05	3,636,313	3,636,313

Yankee Notes – 2.9%
Quebec Province	3.69	12/19/05	5,750,000	5,703,944

	Shares
Mutual Funds – 0.0%
JP Morgan Chase Institutional Prime Money Market Fund	47,096	47,096
		47,096

Total Investments, at Amortized Cost – 99.8%		200,977,602

Other assets and liabilities, net – 0.2%		463,309

Net Assets – 100.0%		$201,440,911

Notes to Schedule of Investments:

(*)                 Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(+)                 Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Treasury Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Treasury Obligations – 95.0%

U.S. Treasury Bills	3.14 - 3.15%	10/06/05	$15,000,000	$14,993,588
	3.21	10/20/05	5,000,000	4,991,727
	3.45	11/03/05	10,000,000	9,969,063
	3.49	11/10/05	25,000,000	24,905,278
	3.51	11/17/05	25,000,000	24,888,048
	3.51	11/25/05	30,000,000	29,842,715
	3.47	12/01/05	10,000,000	9,942,728
	3.45	12/08/05	5,000,000	4,968,097
	3.62	12/22/05	15,000,000	14,879,614
U.S. Treasury Notes	3.40 - 3.43	10/31/05	25,000,000	24,963,075
U.S. Treasury Strips	3.39 - 3.50	11/15/05	70,000,000	69,706,872
				234,050,805

	Shares
Mutual Funds – 4.9%
Columbia Treasury Reserves Money Market Fund	9,800,588	9,800,588
Dreyfus Treasury Prime Cash Fund	2,256,283	2,256,283
		12,056,871

Total Investments, at Amortized Cost – 99.9%		246,107,676

Other assets and liabilities, net – 0.1%		151,726

Net Assets – 100.0%		$246,259,402

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac Treasury Plus Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Repurchase Agreements – 100.0%
Bear Stearns Repurchase Agreement, dated 09/30/05, with a maturity value of $100,026,667, collateralized by U.S. Treasury Obligations with rates ranging from 2.50% to 4.25% and maturities ranging from 10/31/06 to 11/15/13, with an aggregate market value of $102,023,293	3.20%	10/03/05	$100,000,000	$100,000,000

Bear Stearns Repurchase Agreement, dated 09/30/05, with a maturity value of $160,050,000, collateralized by U.S. Government Agency and U.S. Treasury Obligations with rates ranging from 0.00% to 5.75% and maturities ranging from 02/15/06 to 07/14/25, with an aggregate market value of $163,202,501	3.75	10/03/05	160,000,000	160,000,000

Citigroup Repurchase Agreement, dated 09/30/05, with a maturity value of $100,027,083, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 3.00% and maturities ranging from 08/15/06 to 05/15/29, with an aggregate market value of $102,000,001	3.25	10/03/05	100,000,000	100,000,000

Credit Suisse First Boston Repurchase Agreement, dated 09/30/05, with a maturity value of $100,031,667, collateralized by U.S. Government Agency Obligations with rates ranging from 4.00% to 6.25% and maturities ranging from 08/17/07 to 02/01/11, with an aggregate market value of $102,003,225	3.80	10/03/05	100,000,000	100,000,000

JP Morgan Repurchase Agreement, dated 09/30/05, with a maturity value of $150,040,000, collateralized by U.S. Treasury Obligations with rates ranging from 3.50% to 3.875% and maturities ranging from 02/15/10 to 02/15/13, with an aggregate market value of $153,000,659	3.20	10/03/05	150,000,000	150,000,000

Merrill Lynch Repurchase Agreement, dated 09/30/05, with a maturity value of $290,078,542, collateralized by U.S. Treasury Obligations with rates ranging from 3.875% to 6.50% and maturities ranging from 02/15/10 to 05/15/10, with an aggregate market value of $295,803,705	3.25	10/03/05	290,000,000	290,000,000

Morgan Stanley Repurchase Agreement, dated 09/30/05, with a maturity value of $298,323,318, collateralized by U.S. Treasury Obligations with rates ranging from 7.875% to 8.75% and maturities ranging from 08/15/20 to 02/15/21, with an aggregate market value of $304,208,245	3.25	10/03/05	298,242,544	298,242,544

Wachovia Capital LLC Repurchase Agreement, dated 09/30/05, with a maturity value of $250,068,125, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 11.25% and maturities ranging from 12/31/05 to 04/15/32, with an aggregate market value of $255,000,675	3.27	10/03/05	250,000,000	250,000,000
				1,448,242,544

Total Investments, at Amortized Cost – 100.0%				1,448,242,544

Other assets and liabilities, net – (0.0%)				(119,916)

Net Assets – 100.0%				$1,448,122,628

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac U.S. Government Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

U.S. Government Agency Fixed Rate Obligations – 41.4%
Federal Home Loan Bank	3.64%	11/16/05	$15,000,000	$14,930,808
	3.65	11/18/05	25,000,000	24,879,334
	3.63 - 3.64	11/30/05	46,000,000	45,723,648
	4.04	02/15/06	12,500,000	12,560,058
	3.98	09/15/06	25,000,000	24,804,214
Federal Home Loan Mortgage Corporation	3.27	10/25/05	15,000,000	14,967,800
	3.43 - 3.63	11/15/05	39,000,000	38,865,531
	3.37	11/29/05	34,200,000	34,013,972
(^)	3.36	12/05/05	10,800,000	10,735,845
	3.73	12/20/05	20,000,000	19,835,556
	3.74	12/27/05	25,000,000	24,777,062
	3.06	01/10/06	20,000,000	19,828,300
	3.82	01/17/06	25,000,000	24,718,376
	3.90	02/14/06	25,000,000	24,638,562
	4.17	10/18/06	10,000,000	10,000,000
Federal National Mortgage Association	3.41	10/05/05	25,000,000	24,990,610
	2.84	11/15/05	15,000,000	14,993,813
	2.27	11/17/05	2,900,000	2,897,405
	3.40	11/23/05	30,000,000	29,852,482
	3.82	12/01/05	35,000,000	34,775,824
	3.48	12/15/05	10,000,000	10,050,417
	3.65	12/21/05	15,000,000	14,878,163
(>)	3.87	01/03/06	15,000,000	14,852,991
	3.90 - 3.92	02/15/06	45,000,000	44,343,064
				536,913,835

U.S. Government Agency Variable Rate Obligations (*) – 24.3%
Federal Farm Credit Bank	3.61	10/20/05	14,025,000	14,024,695
Federal Home Loan Bank	3.66 - 3.69	10/03/05	29,500,000	29,499,870
	3.82	12/29/05	60,000,000	59,957,736
Federal National Mortgage Association	3.39 - 3.75	10/03/05	95,000,000	94,991,548
	3.63	10/04/05	20,000,000	20,000,324
	3.50	10/06/05	25,000,000	24,994,002
	3.55	10/07/05	17,000,000	16,994,598
	3.61	10/21/05	25,000,000	24,999,220
	3.65	10/29/05	30,000,000	29,996,438
				315,458,431

Repurchase Agreements – 35.2%
Bear Stearns Repurchase Agreement, dated 09/30/05, with a maturity value of $50,125,000, collateralized by U.S. Government Agency Obligations with rates ranging from 5.00% to 6.00% and maturities ranging from 11/01/17 to 09/01/35, with an aggregate market value of $51,001,482.(+)	3.75	10/24/05	50,000,000	50,000,000

Bear Stearns Repurchase Agreement, dated 09/30/05, with a maturity value of $75,022,625, collateralized by U.S. Government Agency Obligations with rates ranging from 5.00% to 6.00% and maturities ranging from 11/01/17 to 09/01/35, with an aggregate market value of $76,502,223.	3.62	10/03/05	75,000,000	75,000,000

1

Goldman Sachs Repurchase Agreement, dated 09/30/05, with a maturity value of $181,058,825, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 5.50% and maturities ranging from 06/01/18 to 10/01/35, with an aggregate market value of $184,620,000	3.90%	10/03/05	$181,000,000	$181,000,000

Goldman Sachs Repurchase Agreement, dated 09/30/05, with a maturity value of $50,026,250, collateralized by U.S. Government Agency Obligations with rates ranging from 5.015% to 7.00% and maturities ranging from 11/01/33 to 05/01/35, with an aggregate market value of $51,000,001	3.78	10/05/05	50,000,000	50,000,000

JP Morgan Repurchase Agreement, dated 09/30/05, with a maturity value of $100,032,250, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 5.50% and maturities ranging from 03/25/31 to 07/20/35, with an aggregate market value of $102,002,296	3.87	10/03/05	100,000,000	100,000,000
				456,000,000

	Shares
Mutual Funds – 0.1%
Federated Government Obligation Money Market Fund	718,691	718,691
		718,691

Total Investments, at Amortized Cost – 101.0%		1,309,090,957

Other assets and liabilities, net – (1.0%)		(12,369,475)

Net Assets – 100.0%		$1,296,721,482

Notes to Schedule of Investments:

(*)                 Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.  Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(^)                  All or a portion of this security is segregated to cover forward commitments.

(>)                 All or a portion of security is a forward commitment.

(+)                 Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Municipal Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Variable Rate Demand Notes(*) – 70.0%

Alaska–3.6%
Valdez Marine Terminal, BP Pipelines, Inc. Project	2.83%	10/03/05	$4,650,000	$4,650,000
Valdez Marine Terminal, Exxon Pipeline Co. Project	2.90	10/03/05	3,000,000	3,000,000
				7,650,000

Colorado–3.5%
Colorado Housing & Finance Authority, FNMA	2.73	10/05/05	7,400,000	7,400,000

Connecticut–3.0%
Connecticut State Health & Educational Facilities Authority, Yale University	2.80	10/03/05	1,870,000	1,870,000
	2.65	10/05/05	650,000	650,000
	2.60	10/06/05	350,000	350,000
Connecticut State Health & Educational Facilities Authority, Yale University, LOC: Dexia Credit Local de France	2.80	10/03/05	515,000	515,000
Connecticut State, LOC: Bayerische Landesbank	2.73	10/06/05	3,100,000	3,100,000
				6,485,000

Georgia–2.3%
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische Landesbank & Westdeutsche Landesbannk	2.73	10/05/05	5,000,000	5,000,000

Illinois–9.8%
Chicago Board of Education, SPA: Depfa Bank PLC, Insurer: FSA	2.83	10/03/05	595,000	595,000
Chicago O’Hare International Airport, LOC: Societe Generale	2.66	10/05/05	3,245,000	3,245,000
Illinois Health Facilities Authority, Gottlieb Memorial Hospital, LOC: Harris Trust & Savings Bank	2.75	10/05/05	8,600,000	8,600,000
Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, LOC: Northern Trust Company	2.77	10/05/05	2,000,000	2,000,000
Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, SPA: JP Morgan Chase Bank, Insurer: MBIA	2.77	10/05/05	1,500,000	1,500,000
Illinois State - Series B, SPA: Depfa Bank PLC	2.79	10/05/05	5,000,000	5,000,000
				20,940,000

Indiana–0.9%
Indiana State Educational Facilities Authority, University of Notre Dame Du Lac, LOC: Bank of America NA	2.60	10/06/05	2,000,000	2,000,000

Kentucky–1.5%
Kentucky Economic Development Finance Authority, Baptist Health Care System, SPA: National City Bank, Insurer: MBIA	2.83	10/03/05	3,245,000	3,245,000

Massachusetts–4.4%
Boston Water and Sewer Commission, LOC: State Street Bank & Trust Co.	2.65	10/06/05	450,000	450,000
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, LOC: State Street Bank & Trust Co, Insurer: MBIA	2.81	10/03/05	425,000	425,000
Massachusetts State, LOC: Landesbank Baden	2.83	10/03/05	8,400,000	8,400,000
Massachusetts State, SPA: Landesbank Hessen-Thueringen Girozentrale	2.73	10/06/05	100,000	100,000
				9,375,000

Michigan–4.5%
Detroit Michigan Water Supply Systems, LOC: FGIC, Insurer: FGIC	2.76%	10/05/05	$7,000,000	$7,000,000
Michigan State Housing Development Authority, Insurer: MBIA, LOC: Landesbank Hessen	2.72	10/06/05	2,500,000	2,500,000
				9,500,000

Minnesota–0.3%
Hennepin County, LOC: State Street Bank & Trust Co.	2.61	10/06/05	50,000	50,000
Minneapolis, LOC: Dexia Credit Local de France	2.61	10/06/05	65,000	65,000
North Suburban Hospital District of Anoka & Ramsey Counties, LOC: Wells Fargo Bank NA	2.50	10/05/05	500,000	500,000
				615,000

Missouri–4.0%
Missouri State Health & Educational Facilities Authority, Deaconess Long Term Care, LOC: JP Morgan Chase Bank	2.77	10/06/05	7,300,000	7,300,000
Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	2.83	10/03/05	1,270,000	1,270,000
				8,570,000

Nevada–0.6%
Clark County School District, SPA: State Street Bank & Trust Co., Insurer: FSA	2.80	10/03/05	1,360,000	1,360,000

New Hampshire–3.3%
New Hampshire Health & Education Facilities Authority, Dartmouth College	2.74	10/05/05	7,090,000	7,090,000

New Jersey–1.9%
New Jersey Economic Development Authority, United Water, Inc., SPA: Bank of New York, Insurer: AMBAC	2.80	10/03/05	4,010,000	4,010,000

New Mexico–0.1%
Hurley Pollution Control Revenue Bond, British Petroleum Company, Amoco	2.83	10/03/05	220,000	220,000

New York–13.0%
New York City Transitional Finance Authority, New York Recovery, SPA: Citibank	2.95	10/03/05	5,575,000	5,575,000
New York City, LOC: Depfa Bank PLC	2.68	10/05/05	5,000,000	5,000,000
New York City, LOC: State Street Bank & Trust Co.	2.80	10/03/05	575,000	575,000
New York State Dormitory Authority Revenue Bond, SPA: Dexia Credit Local de France, Insurer: FSA	2.74	10/06/05	8,500,000	8,500,000
New York State Housing Finance Agency, Normandie CT I, LOC: Bayerische Landesbank	2.68	10/05/05	880,000	880,000
New York State Local Government Assistance Corporation, LOC: Societe Generale	2.65	10/05/05	7,280,000	7,280,000
				27,810,000

North Carolina–2.7%
North Carolina Educational Facilities Finance Agency, Duke University	2.70%	10/06/05	$5,350,000	$5,350,000
North Carolina State, LOC: Landesbank Hessen-Thueringen Girozentrale	2.70	10/05/05	500,000	500,000
				5,850,000

Pennsylvania–1.1%
Delaware County Industrial Development Authority, General Electric Capital Corporation	2.71	10/05/05	900,000	900,000
Delaware County Industrial Development Authority, Resource Recovery Authority, General Electric Capital Corporation	2.71	10/05/05	1,400,000	1,400,000
Lehigh County Industrial Development Authority Pollution Control Revenue Bond, Alleghany Electric Cooperative, Inc., LOC: Rabobank Nederland	2.50	10/05/05	90,000	90,000
				2,390,000

Texas–1.5%
Harris County Health Facilities Development Authority, Texas Children’s Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA	2.84	10/03/05	615,000	615,000
Southwest Higher Education Authority, Inc., Southern Methodist University, LOC: Landesbank Hessen-Thueringen Girozentrale	2.83	10/03/05	2,485,000	2,485,000
				3,100,000

Virginia–3.2%
Peninsula Port Authority, Dominion Terminal Associates, LOC: U.S. Bank NA	2.78	10/03/05	6,800,000	6,800,000

Washington–1.0%
Washington State Public Power Supply System, LOC: Bank of America NA	2.76	10/05/05	425,000	425,000
Washington State Public Power Supply System, LOC: JP Morgan Chase Bank	2.75	10/05/05	1,700,000	1,700,000
Washington State, SPA: Landesbank Hessen-Thueringen Girozentrale	2.60	10/05/05	100,000	100,000
				2,225,000

West Virginia–3.6%
Marshall County Pollution Control Revenue Bond, Ohio Power Co., LOC: Royal Bank of Scotland	2.80	10/03/05	7,640,000	7,640,000

Wyoming–0.2%
Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corporation	2.79	10/03/05	300,000	300,000
Sublette County Pollution Control Revenue Bond, Exxon Mobil Corporation	2.79	10/03/05	65,000	65,000
				365,000

				149,640,000

Fixed Rate Demand Notes – 26.9%

Colorado–2.4%
Colorado State General Fund Revenue Bond	2.60	06/27/06	5,000,000	5,050,260

Florida–3.7%
Jacksonville Electrical Authority	2.73%	11/02/05	$8,000,000	$8,000,000

Georgia–3.7%
Municipal Electric Authority of Georgia, LOC: Bayerische Landesbank	2.60	10/06/05	8,000,000	8,000,000

Nebraska–9.4%
Lincoln Electric System	2.62	11/09/05	10,000,000	10,000,000
Omaha Public Power District Electric Authority	2.50	10/05/05	5,000,000	5,000,000
	2.65	11/09/05	5,000,000	5,000,000
				20,000,000

New Jersey–3.8%
New Jersey State Tax & Revenue Anticipation Notes	2.77	06/23/06	8,000,000	8,069,816

Texas–1.6%
Texas Department of Transportation	2.72	12/07/05	3,500,000	3,500,000

Wisconsin–2.3%
Wisconsin State	2.70	10/12/05	5,000,000	5,000,000

				57,620,076

			Shares
Mutual Funds – 2.8%
Goldman Sachs Financial Square Tax Free Money Market Fund			5,537,369	5,537,369
SEI Tax-Exempt Institutional Money Market Fund			430,638	430,638
				5,968,007

Total Investments, at Amortized Cost – 99.7%				213,228,083

Other assets and liabilities, net – 0.3%				627,429

Net Assets – 100.0%				$213,855,512

Notes to Schedule of Investments:

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

(*)         Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.  Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Master Portfolio

Notes to the Schedule of Investments

September 30, 2005 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio, and the Merrimac Municipal Portfolio, collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolios’ use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series

By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	November 16, 2005

By:	/S/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date	November 16, 2005